Business Combination - Additional Information (Detail) - O C I Clean Ammonia Holding B V [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Aug. 05, 2024
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 766
Profit (loss) of acquiree since acquisition date	8
Profit (loss) of combined entity as if combination occurred at beginning of period	21
Percentage of cash transferred payable on business combination		20.00%
Percentage of cash transferred on business combination		80.00%
Cash transferred	1,900	$ 2,350
Percentage of voting equity interests acquired		100.00%
Acquisition related costs	2
Fair value of acquired receivables	715
Contigent consideration	155
Goodwill generated allocated to net deferred tax liability	$ 169